Stock-Based Compensation - Total Gross Unrecognized Estimated Compensation Expense and Expected Weighted-Average Periods (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized estimated compensation expense for nonvested awards	$ 26,800
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized estimated compensation expense for nonvested awards	1,457
Weighted-average period for expense recognition	1 year 1 month 6 days
Restricted Stock and Restricted Stock units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized estimated compensation expense for nonvested awards	21,164
Weighted-average period for expense recognition	2 years 1 month 6 days
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized estimated compensation expense for nonvested awards	$ 4,140
Weighted-average period for expense recognition	1 year 10 months 24 days